CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows - operating activities
Net Income (Loss) Attributable to Parent	$ (94,973)	$ (12,580)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,516	775
Non-cash lease expense	1,959	1,824
Paid-in-Kind Interest	253	0
Share-based compensation	8,797	1,002
Gain (Loss) on Disposition of Assets	194	0
Deferred income tax benefit	(1,288)	0
Income (Loss) from Equity Method Investments, Net of Dividends or Distributions	(48)	0
Change in fair value of earnout liabilities	(17,250)	0
Impairment loss	64,252	0
Changes in assets and liabilities:
Inventory	14	(327)
Prepaid expenses and other current assets	1,245	(1,730)
Trade receivables	28	(81)
Other non-current assets	(276)	(405)
Account payables and accrued expenses	897	4,770
Other non-current liabilities	(1,752)	(240)
Net cash used in operating activities	(32,432)	(6,992)
Cash flows - investing activities
Purchases of property, plant, and equipment	(20,921)	(37,023)
Payments to Acquire Businesses, Net of Cash Acquired	0	(14,213)
Net cash used in investing activities	(20,921)	(51,236)
Cash flows - financing activities
Net proceeds from issuance of common stock	0	29,158
Proceeds from government grant	1,906	0
Proceeds from Convertible Debt	10,000	0
Net Proceeds From Sale Of Property, Plant And Equipment For Sale-Leaseback	8,080	0
Proceeds from loan facility	20,000	0
Debt issuance costs	(345)	0
Net cash provided by financings activities	39,641	29,158
Net (decrease) increase in cash and cash equivalents	(13,712)	(29,070)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Beginning Balance	16,146	113,353
Effect of exchange rate changes on cash	901	0
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Ending Balance	3,335	84,283
Non-cash activities:
Increase in property and equipment resulting from capitalizing asset retirement obligations	708	0
Additions	7,229	0
Additions	$ (237)	$ 42,858